S000000549 [Member] Expense Example, No Redemption - Nuveen New Mexico Municipal Bond Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 504
Expense Example, No Redemption, 3 Years	690
Expense Example, No Redemption, 5 Years	897
Expense Example, No Redemption, 10 Years	1,494
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	531
Expense Example, No Redemption, 5 Years	923
Expense Example, No Redemption, 10 Years	2,021
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	219
Expense Example, No Redemption, 5 Years	389
Expense Example, No Redemption, 10 Years	$ 884